Organization and Business	11 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Business
NOTE 1. ORGANIZATION AND BUSINESS
Organization
On August 27, 2021 (the “Closing Date”), Good Works Acquisition Corp. (“GWAC”), a special purpose acquisition company, consummated the Agreement and Plan of Merger dated as of March 4, 2021 (the “Merger Agreement”), by and among GWAC, Currency Merger Sub, Inc. (“Merger Sub”), a wholly-owned direct subsidiary of GWAC, and Cipher Mining Technologies Inc. (“Cipher Mining Technologies”).
Pursuant to the terms of the Merger Agreement, Merger Sub merged with and into Cipher Mining Technologies, the separate corporate existence of Merger Sub ceasing and Cipher Mining Technologies being the surviving corporation and a wholly-owned subsidiary of GWAC (the “Merger” and, together with the other transactions contemplated by the Merger Agreement, the “Business Combination”). Following the Business Combination, the combined company was named Cipher Mining Inc. (“Cipher” or the “Company”). The Company comprises all of GWAC’s and Cipher Mining Technologies’ operations.
Business
The Company is an emerging technology company that operates in the Bitcoin mining ecosystem in the United States. Specifically, the Company is developing and growing a cryptocurrency mining business, specializing in Bitcoin. As a stand-alone, U.S.-based cryptocurrency mining business, the Company has begun its buildout of cryptocurrency mining sites in the United States. The Company began deployment of capacity in the first quarter of 2022, with mining operations beginning at one site in February 2022.
Cipher Mining Technologies was established on January 7, 2021, in Delaware, by Bitfury Top Holdco B.V. and its subsidiaries (“Bitfury Top Holdco” and, with its subsidiaries, the “Bitfury Group”), a global full-service blockchain and technology specialist and one of the leading private infrastructure providers in the blockchain ecosystem. Bitfury Top HoldCo (together with Bitfury Holding B.V., a subsidiary of Bitfury Top HoldCo, and referred to herein as “Bitfury Holding”) beneficially owned approximately 82.6% and 83.4% of the Company’s common stock as of December 31, 2021 and upon completion of the Business Combination (as defined above), respectively, with sole voting and sole dispositive power over those shares and, as a result, the Bitfury Group has control of the Company as defined in Financial Accounting Standard Board (“FASB”) Accounting Standards Codification (“ASC”) 810, “Consolidation.”
Risks and uncertainties
Liquidity and Financial Condition
The Company incurred a net loss of $72.2 million and negative cash flows from operations of $31.7 million for the eleven months ended December 31, 2021. As of December 31, 2021, the Company had approximate balances of cash and cash equivalents of $209.8 million, working capital of $223.2 million, total stockholders’ equity of $353.5 million and an accumulated deficit of $72.2 million. To date, the Company has, in large part, relied on proceeds from the consummation of the Business Combination to fund its operations. During the eleven months ended December 31, 2021, the Company paid approximately $114.9 million as deposits on equipment, primarily for miners, and has significant future commitments related to these deposits as detailed in Note 6, for which the Company will need additional capital in order to meet these commitments in accordance with the existing contractual terms. Management believes that the Company’s existing financial resources, combined with its ability to delay or change its planned buildout steps, are sufficient to meet its operating and capital requirements for at least 12 months from the date these consolidated financial statements are issued.

There is limited historical financial information about the Company upon which to base an evaluation of its performance and the Company has not generated any revenues from its business to date. The business is subject to risks inherent in the establishment of a new business enterprise, including limited capital resources, possible delays in the exploration and/or development, and possible cost overruns due to price and cost increases in services. Management of the Company has no current intention of entering into a merger or acquisition within the next 12 months and has a specific business plan and timetable to complete our
12-month
plan of operation. The Company is in the process of an active operational buildout and anticipates that additional capital will be required to implement the buildout. The Company may also require additional capital to pursue certain business opportunities or respond to technological advancements, competitive dynamics or technologies, customer demands, challenges, acquisitions or unforeseen circumstances. Additionally, the Company has incurred and expects to continue to incur significant costs related to becoming a public company. Accordingly, the Company may engage in equity or debt financings or enter into credit facilities for the above-mentioned or other reasons; however, the Company may not be able to timely secure additional debt or equity financings on favorable terms, if at all. If the Company raises additional funds through equity financing, its existing stockholders could experience significant dilution. Furthermore, any debt financing obtained by the Company in the future could involve restrictive covenants relating to the Company’s capital raising activities and other financial and operational matters, which may make it more difficult for the Company to obtain additional capital and to pursue business opportunities. If the Company is unable to obtain adequate financing on terms that are satisfactory to the Company, when the Company requires it, the Company’s ability to continue to grow or support the business and to respond to business challenges could be significantly limited. If the Company is unable to obtain adequate debt or equity financing for its planned buildout, the Company may be required to delay or change its planned buildout steps, which may adversely affect the Company’s business plan.
COVID-19
The Company’s results of operations could be adversely affected by general conditions in the global economy and in the global financial markets, including conditions that are outside of the Company’s control, such as the outbreak and global spread of the novel coronavirus disease
(“COVID-19”).
The
COVID-19
pandemic that was declared on March 11, 2020 has caused significant economic dislocation in the United States and globally as governments across the world, including the United States, introduced measures aimed at preventing the spread of
COVID-19.
The spread of
COVID-19
and the imposition of related public health measures have resulted in, and are expected to continue to result in, increased volatility and uncertainty in the cryptocurrency space. Any severe or prolonged economic downturn, as result of the
COVID-19
pandemic or otherwise, could result in a variety of risks to the business and management cannot anticipate all the ways in which the current economic climate and financial market conditions could adversely impact its business.
The Company may experience disruptions to its business operations resulting from supply interruptions, quarantines, self-isolations, or other movement and restrictions on the ability of its employees or its counterparties to perform their jobs. The Company may also experience delays in construction and obtaining necessary equipment in a timely fashion. If the Company is unable to effectively set up and service its miners, its ability to mine Bitcoin will be adversely affected. The future impact of the
COVID-19
pandemic is still highly uncertain and there is no assurance that the
COVID-19
pandemic or any other pandemic, or other unfavorable global economic, business or political conditions, will not materially and adversely affect the Company’s business, prospects, financial condition, and operating results.